UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10053
                                   811-10089

Name of Fund: BlackRock Short-Term Bond Fund of
              BlackRock Short-Term Bond Series, Inc.
              Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 05/31/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Short-Term                                                   BLACKROCK
Bond Fund
OF BLACKROCK SHORT-TERM BOND SERIES, INC.

ANNUAL REPORT | MAY 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
    Statement of Assets and Liabilities ..................................     7
    Statements of Operations .............................................     8
    Statements of Changes in Net Assets ..................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    15
Fund Report of Independent Registered Public Accounting Firm .............    19
Important Tax Information (Unaudited) ....................................    19
Portfolio Information ....................................................    20
Portfolio Financial Statements:
    Schedule of Investments ..............................................    21
    Statement of Assets and Liabilities ..................................    26
    Statements of Operations .............................................    27
    Statements of Changes in Net Assets ..................................    28
Portfolio Financial Highlights ...........................................    29
Portfolio Notes to Financial Statements ..................................    30
Portfolio Report of Independent Registered Public Accounting Firm ........    35
Officers and Directors ...................................................    36
Additional Information ...................................................    40
Mutual Fund Family .......................................................    42


2            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer, and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the positive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the "Fed") initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions, which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed's response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008                                                         6-month   12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                            (4.47%)    (6.70%)
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             (1.87)    (10.53)
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        (5.21)     (2.53)
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                       1.49       6.89
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                            1.44       3.87
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)       1.81      (1.08)
-----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund generated positive returns, through its investment in Short-Term Bond Master Portfolio, amid a difficult investment backdrop, but underperformed the benchmark Merrill Lynch 1 - 3 Year Corporate and Government Index for the 12-month period. The Fund and Portfolio recently changed their fiscal year end to May 31.

      What factors influenced performance?

o The subprime mortgage turmoil and ensuing credit crisis caused significant underperformance in fixed income securities over the reporting period, regardless of their quality. Spreads widened (prices fell) substantially as investors embarked on a flight to quality, pouring assets into Treasury issues. Consequently, the Portfolio's overweight position in high-quality spread products, such as asset-backed securities (ABS), mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS), was the main detractor from relative performance. Notably, spreads have tightened (versus U.S. Treasury issues) in recent months, as some appetite for risk returned to the market following the JPMorgan Chase/Bear Stearns transaction.

o In contrast, the Portfolio's underweight in corporate debt benefited comparative performance, as yield spreads continued to widen versus U.S. Treasury securities. Earlier in the period, Portfolio performance also was enhanced by a relatively small exposure to non-U.S. dollar assets. Other positive contributors included our allocation to hybrid adjustable-rate mortgages (ARMs) within the MBS sector, as well as our overall bias toward a steeper yield curve.

      Describe recent portfolio activity.

o We increased the Portfolio's cash position midway through the period, as we delayed reinvesting proceeds from maturing securities until high-quality securities could be found at discounted prices. While the market volatility has created bargains lately, we utilized some cash earlier in the period to increase the Portfolio's exposure to ABS, specifically short-dated AAA-rated home equity bonds and fixed-rate automobile ABS with low subprime borrower exposure.

o During the reporting period, we sold most of the Portfolio's agency 30-year fixed-rate MBS, preferring to increase holdings in non-agency mortgages. We reduced the duration of the Portfolio and trimmed its outright swap spread exposure and yield curve steepening position. Recently, we have increased that steepened trade, as the market is pricing in monetary policy tightening by the end of the year; in our view, such a quick reversal by the Federal Reserve Board seems unlikely.

      Describe Portfolio positioning at period-end.

o As of May 31, 2008, the Portfolio was short duration relative to the benchmark and maintained a bias toward a steepening yield curve.

o The Portfolio was underweight in U.S. Treasury and Agency securities. From a duration contribution standpoint (the amount of duration derived from an individual sector), the Portfolio was neutral in fixed-rate pass-through MBS and hybrid ARMs, while it held overweights in short-duration CMOs, CMBS and ABS. These securities remain undervalued on a historical basis, and we believe that as stability returns to the financial markets, spreads on these assets will continue to tighten. Finally, the Portfolio was neutral in corporate bonds, with a positive bias toward financials and issues with higher credit quality.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                              Actual                                                Hypothetical 2
                       ------------------------------------------------------  -----------------------------------------------------
                           Beginning          Ending                              Beginning         Ending
                         Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                       December 1, 2007    May 31, 2008   During the Period 1  December 1, 2007   May 31, 2008   During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .........     $1,000           $1,006.80           $ 3.64            $1,000          $1,021.27           $ 3.67
Investor A ............     $1,000           $1,005.20           $ 5.23            $1,000          $1,019.68           $ 5.27
Investor B ............     $1,000           $1,001.90           $ 8.51            $1,000          $1,016.40           $ 8.57
Investor C ............     $1,000           $1,000.30           $10.05            $1,000          $1,014.86           $10.12
Investor C1 ...........     $1,000           $1,002.00           $ 8.41            $1,000          $1,016.50           $ 8.47
Class R ...............     $1,000           $1,003.30           $ 7.12            $1,000          $1,017.79           $ 7.17
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.73% for Institutional, 1.05% for Investor A, 1.71% for Investor B, 2.02% for Investor C, 1.69% for Investor C1 and 1.43% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Portfolio is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the Merrill Lynch 1 - 3 Year Corporate & Government Index. Values are from May 1998 to May 2008.

                                                                   Merrill Lynch
                                                                      1 - 3 Year
                                                                       Corporate
                  Institutional            Investor A               & Government
                    Shares(1,2)           Shares(1,2)                   Index(3)
5/98                    $10,000                $9,700                    $10,000
5/99                    $10,387               $10,050                    $10,540
5/00                    $10,808               $10,432                    $10,972
5/01                    $11,761               $11,315                    $12,092
5/02                    $12,408               $11,908                    $12,866
5/03                    $13,085               $12,529                    $13,666
5/04                    $13,170               $12,591                    $13,796
5/05                    $13,482               $12,844                    $14,066
5/06                    $13,757               $13,072                    $14,345
5/07                    $14,399               $13,645                    $15,075
5/08                    $14,766               $13,961                    $16,125

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in the Portfolio. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
3 This unmanaged Index is comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one year to three years.

Performance Summary for the Period Ended May 31, 2008

                                                                                         Average Annual Total Returns 1
                                                                         -----------------------------------------------------------
                                                                                1 Year              5 Years            10 Years
                                                                         ------------------   ------------------  ------------------
                                          Standardized      6-Month      w/o sales  w/sales   w/o sales  w/sales  w/o sales  w/sales
                                         30-Day Yields   Total Returns    charge    charge     charge    charge    charge    charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...........................     3.96%          0.68%        2.55%        --      2.45%        --      3.97%       --
Investor A ..............................     3.55           0.52         2.31      (0.76%)    2.19       1.57%     3.71      3.39%
Investor B ..............................     3.01           0.19         1.53      (2.40)     1.49       1.13      3.02      3.02
Investor C ..............................     2.65           0.03         1.26       0.28      1.35       1.35      2.90      2.90
Investor C1 .............................     3.01           0.20         1.56       0.58      1.50       1.50      3.01      3.01
Class R .................................     3.42           0.33         1.82         --      1.97         --      3.50        --
Merrill Lynch 1 - 3 Corporate
  and Government Index ..................       --           2.12         6.96         --      3.36         --      4.89        --
------------------------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 3% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.65% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.65% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

      The performance results for Investor A, Investor B, Investor C, Investor C1 and Institutional Shares depicted on page 5 are those of BlackRock Short-Term Bond Fund and, prior to October 6, 2000 (commencement of operations), share performance results were those of Institutional Shares of a predecessor fund (which have no distribution or service fees) restated to reflect each share class' fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Statement of Assets and Liabilities               BlackRock Short-Term Bond Fund

May 31, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value -- Short-Term Bond Master Portfolio (the "Portfolio") (cost -- $699,247,173) .................    $ 684,718,221
Capital shares sold receivable ...................................................................................        2,167,210
Prepaid expenses .................................................................................................           12,251
                                                                                                                      -------------
Total assets .....................................................................................................      686,897,682
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Income dividends payable .........................................................................................        1,715,502
Portfolio payable ................................................................................................        1,525,142
Capital shares redeemed payable ..................................................................................          642,068
Other affiliates payable .........................................................................................          231,513
Distribution fees payable ........................................................................................          212,366
Administration fees payable ......................................................................................          149,301
Officer's and Directors' fees payable ............................................................................              712
Other accrued expenses payable ...................................................................................           29,144
                                                                                                                      -------------
Total liabilities ................................................................................................        4,505,748
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $ 682,391,934
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.01 par value ............................................................................    $     187,973
Investor A Shares, $0.01 par value ...............................................................................          326,424
Investor B Shares, $0.01 par value ...............................................................................           34,000
Investor C Shares, $0.01 par value ...............................................................................           48,120
Investor C1 Shares, $0.01 par value ..............................................................................           90,947
Class R Shares, $0.01 par value ..................................................................................            8,022
Paid-in capital in excess of par .................................................................................      718,640,475
Undistributed net investment income ..............................................................................        1,313,448
Accumulated net realized losses allocated from the Portfolio .....................................................      (23,728,523)
Net unrealized appreciation/depreciation allocated from the Portfolio ............................................      (14,528,952)
                                                                                                                      -------------
Net assets .......................................................................................................    $ 682,391,934
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $184,616,264 and 18,797,265 shares outstanding ...........................    $        9.82
                                                                                                                      =============
Investor A -- Based on net assets of $320,418,243 and 32,642,411 shares outstanding ..............................    $        9.82
                                                                                                                      =============
Investor B -- Based on net assets of $33,300,736 and 3,399,964 shares outstanding ................................    $        9.79
                                                                                                                      =============
Investor C -- Based on net assets of $47,140,147 and 4,812,012 shares outstanding ................................    $        9.80
                                                                                                                      =============
Investor C1 -- Based on net assets of $89,055,149 and 9,094,732 shares outstanding ...............................    $        9.79
                                                                                                                      =============
Class R -- Based on net assets of $7,861,395 and 802,237 shares outstanding ......................................    $        9.80
                                                                                                                      =============

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            7

Statements of Operations                          BlackRock Short-Term Bond Fund

                                                                                                         Period
                                                                                                    July 1, 2007 to     Year Ended
                                                                                                      May 31, 2008    June 30, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Portfolio:
    Interest .....................................................................................    $ 32,513,239     $ 32,812,868
    Dividends ....................................................................................              --           22,961
    Securities lending ...........................................................................              --           17,698
    Expenses .....................................................................................      (1,781,243)      (1,873,389)
                                                                                                      -----------------------------
Total income .....................................................................................      30,731,996       30,980,138
                                                                                                      -----------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration fees ..............................................................................       1,581,948        1,681,744
Service -- Investor A ............................................................................         713,659          697,008
Service and distribution -- Investor B ...........................................................         310,275          450,583
Service and distribution -- Investor C ...........................................................         331,933           93,465
Service and distribution -- Investor C1 ..........................................................         830,302        1,150,701
Service and distribution -- Class R ..............................................................          39,832           35,659
Transfer agent -- Institutional ..................................................................         255,323          256,389
Transfer agent -- Investor A .....................................................................         625,801          533,785
Transfer agent -- Investor B .....................................................................          80,019          100,008
Transfer agent -- Investor C .....................................................................         156,645           82,646
Transfer agent -- Investor C1 ....................................................................         190,099          229,127
Transfer agent -- Class R ........................................................................          27,464           20,210
Printing .........................................................................................         127,843          148,115
Registration .....................................................................................          81,848           85,741
Professional .....................................................................................          46,218           22,362
Directors ........................................................................................             831               --
Miscellaneous ....................................................................................          19,310           16,761
                                                                                                      -----------------------------
Total expenses ...................................................................................       5,419,350        5,604,304
                                                                                                      -----------------------------
Net investment income ............................................................................      25,312,646       25,375,834
                                                                                                      -----------------------------
===================================================================================================================================
Realized and Unrealized Gain (Loss) Allocated from the Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ..................................................................................       1,821,667       (5,704,143)
    Futures and swaps ............................................................................      (4,035,864)      (1,836,808)
    Foreign currency .............................................................................          63,961          203,618
    Options written ..............................................................................         779,043          290,320
                                                                                                      -----------------------------
                                                                                                        (1,371,193)      (7,047,013)
                                                                                                      -----------------------------
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................     (10,353,315)       9,731,460
    Futures and swaps ............................................................................       1,058,875         (220,553)
    Foreign currency .............................................................................         300,210         (130,269)
    TBA sale commitments .........................................................................      (1,328,900)              --
    Options written ..............................................................................         133,852         (142,129)
                                                                                                      -----------------------------
                                                                                                       (10,189,278)       9,238,509
                                                                                                      -----------------------------
Total realized and unrealized gain (loss) ........................................................     (11,560,471)       2,191,496
                                                                                                      -----------------------------
Net Increase in Net Assets Resulting from Operations .............................................    $ 13,752,175     $ 27,567,330
                                                                                                      =============================

See Notes to Financial Statements.


8            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Statements of Changes in Net Assets               BlackRock Short-Term Bond Fund

                                                                                      Period
                                                                                      July 1,                  Year Ended
                                                                                      2007 to                   June 30,
                                                                                      May 31,       -------------------------------
Increase (Decrease) in Net Assets:                                                     2008              2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ........................................................    $  25,312,646     $  25,375,834     $  22,254,247
Net realized loss ............................................................       (1,371,193)       (7,047,013)       (2,431,805)
Net change in unrealized appreciation/depreciation ...........................      (10,189,278)        9,238,509        (8,404,614)
                                                                                  -------------------------------------------------
Net increase in net assets resulting from operations .........................       13,752,175        27,567,330        11,417,828
                                                                                  -------------------------------------------------
===================================================================================================================================
Dividends to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ............................................................       (7,553,783)       (8,402,051)       (7,412,136)
    Investor A ...............................................................      (11,045,183)      (10,962,922)       (8,619,359)
    Investor B ...............................................................       (1,113,358)       (1,626,913)       (2,128,686)
    Investor C ...............................................................         (935,644)         (278,138)               --
    Investor C1 ..............................................................       (3,003,227)       (4,176,074)       (4,405,599)
    Class R ..................................................................         (280,350)         (261,107)         (146,884)
                                                                                  -------------------------------------------------
Decrease in net assets resulting from dividends to shareholders ..............      (23,931,545)      (25,707,205)      (22,712,664)
                                                                                  -------------------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions        18,663,131        (5,691,836)      (36,485,602)
                                                                                  -------------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ......................................        8,483,761        (3,831,711)      (47,780,438)
Beginning of period ..........................................................      673,908,173       677,739,884       725,520,322
                                                                                  -------------------------------------------------
End of period ................................................................    $ 682,391,934     $ 673,908,173     $ 677,739,884
                                                                                  =================================================
End of period undistributed (distributions in excess of) net investment income    $   1,313,448     $     (19,940)    $    (165,146)
                                                                                  =================================================

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            9

Financial Highlights                              BlackRock Short-Term Bond Fund

                                                                                      Institutional
                                                     -----------------------------------------------------------------------------
                                                       Period
                                                       July 1,
                                                       2007 to                           Year Ended June 30,
                                                       May 31,    ----------------------------------------------------------------
                                                        2008        2007          2006          2005          2004         2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............    $   9.97     $   9.94      $  10.10      $  10.16      $  10.39      $  10.17
                                                     -----------------------------------------------------------------------------
Net investment income 1 .........................        0.40         0.42          0.36          0.30          0.31          0.31
Net realized and unrealized gain (loss) .........       (0.17)        0.03         (0.15)        (0.06)        (0.23)         0.25
                                                     -----------------------------------------------------------------------------
Net increase from investment operations .........        0.23         0.45          0.21          0.24          0.08          0.56
                                                     -----------------------------------------------------------------------------
Dividends from net investment income ............       (0.38)       (0.42)        (0.37)        (0.30)        (0.31)        (0.34)
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ..................    $   9.82     $   9.97      $   9.94      $  10.10      $  10.16      $  10.39
                                                     =============================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ........................        2.36% 3      4.59%         2.11%         2.39%         0.81%         5.61%
                                                    ==============================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding reorganization expenses        0.72% 5      0.72%         0.67%         0.69%         0.65%         0.70%
                                                    ==============================================================================
Total expenses ..................................        0.72% 5      0.72%         0.67%         0.69%         0.65%         0.75%
                                                    ==============================================================================
Net investment income ...........................        4.40% 5      4.16%         3.61%         2.93%         3.00%         3.29%
                                                    ==============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................    $184,616     $200,542      $203,377      $208,777      $240,749      $182,654
                                                    ==============================================================================
Portfolio turnover of the Portfolio .............         230% 6       108%           80%           75%          107%          198%
                                                    ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.
6 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


10            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund


                                                                                       Investor A
                                                     -----------------------------------------------------------------------------
                                                       Period
                                                       July 1,
                                                       2007 to                           Year Ended June 30,
                                                       May 31,    ----------------------------------------------------------------
                                                        2008        2007          2006          2005          2004         2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............    $   9.96     $   9.94      $  10.10      $  10.16      $  10.38      $  10.16
                                                     -----------------------------------------------------------------------------
Net investment income 1 .........................        0.38         0.39          0.34          0.27          0.29          0.31
Net realized and unrealized gain (loss) .........       (0.17)        0.02         (0.16)        (0.05)        (0.22)         0.23
                                                     -----------------------------------------------------------------------------
Net increase from investment operations .........        0.21         0.41          0.18          0.22          0.07          0.54
                                                     -----------------------------------------------------------------------------
Dividends from net investment income ............       (0.35)       (0.39)        (0.34)        (0.28)        (0.29)        (0.32)
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ..................    $   9.82     $   9.96      $   9.94      $  10.10      $  10.16      $  10.38
                                                     =============================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ..............        2.16% 3      4.20%         1.84%         2.14%         0.66%         5.36%
                                                     =============================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding reorganization expenses        1.04% 5      1.00%         0.91%         0.93%         0.89%         0.95%
                                                     =============================================================================
Total expenses ..................................        1.04% 5      1.00%         0.91%         0.93%         0.89%         1.00%
                                                     =============================================================================
Net investment income ...........................        4.09% 5      3.88%         3.37%         2.69%         2.78%         3.03%
                                                     =============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................    $320,418     $286,396      $267,411      $235,886      $125,950      $152,780
                                                     =============================================================================
Portfolio turnover of the Portfolio .............         230% 6       108%           80%           75%          107%          198%
                                                     =============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.
6 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.


See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            11

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund

                                                                                       Investor B
                                                     -----------------------------------------------------------------------------
                                                       Period
                                                       July 1,
                                                       2007 to                           Year Ended June 30,
                                                       May 31,    ----------------------------------------------------------------
                                                        2008        2007          2006          2005          2004         2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $   9.94     $   9.91      $  10.08      $  10.14      $  10.37      $  10.14
                                                     -----------------------------------------------------------------------------
Net investment income 1 ..........................       0.31         0.32          0.27          0.20          0.22          0.24
Net realized and unrealized gain (loss) ..........      (0.17)        0.02         (0.16)        (0.05)        (0.23)         0.24
                                                     -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       0.14         0.34          0.11          0.15         (0.01)         0.48
                                                     -----------------------------------------------------------------------------
Dividends from net investment income .............      (0.29)       (0.31)        (0.28)        (0.21)        (0.22)        (0.25)
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................   $   9.79     $   9.94      $   9.91      $  10.08      $  10.14      $  10.37
                                                     =============================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       1.43% 3      3.61%         1.07%         1.46%        (0.11%)        4.77%
                                                     =============================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding reorganization expenses        1.70% 5      1.67%         1.59%         1.61%         1.56%         1.61%
                                                     =============================================================================
Total expenses ...................................       1.70% 5      1.67%         1.59%         1.61%         1.56%         1.66%
                                                     =============================================================================
Net investment income ............................       3.40% 5      3.21%         2.67%         2.00%         2.12%         2.00%
                                                     =============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $ 33,301     $ 42,358      $ 60,519      $ 97,090      $130,802      $139,688
                                                     =============================================================================
Portfolio turnover of the Portfolio ..............        230% 6       108%           80%           75%          107%          198%
                                                     =============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.
6 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


12            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund

                                                           Investor C
                                                      ---------------------
                                                       Period      Period
                                                       July 1,   October 2,
                                                       2007 to     2006 1
                                                       May 31,  to June 30,
                                                        2008        2007
===========================================================================
Per Share Operating Performance
---------------------------------------------------------------------------
Net asset value, beginning of period .............    $   9.94     $  10.01
                                                      ---------------------
Net investment income 2 ..........................        0.29         0.19
Net realized and unrealized gain (loss) ..........       (0.17)       (0.03)
                                                      ---------------------
Net increase (decrease) from investment operations        0.12         0.16
                                                      ---------------------
Dividends from net investment income .............       (0.26)       (0.23)
                                                      ---------------------
Net asset value, end of period ...................    $   9.80     $   9.94
                                                      =====================
===========================================================================
Total Investment Return 3
---------------------------------------------------------------------------
Based on net asset value .........................        1.21% 4      1.57% 4
                                                      =====================
===========================================================================
Ratios to Average Net Assets 5
---------------------------------------------------------------------------
Total expenses, excluding reorganization expenses         2.04% 6      2.09% 6
                                                      =====================
Total expenses ...................................        2.04% 6      2.09% 6
                                                      =====================
Net investment income ............................        3.14% 6      2.81% 6
                                                      =====================
===========================================================================
Supplemental Data
---------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 47,140     $ 23,886
                                                      =====================
Portfolio turnover of the Portfolio ..............         230% 7       108%
                                                      =====================

                                                                                         Investor C1
                                                      -----------------------------------------------------------------------------
                                                       Period
                                                       July 1,
                                                       2007 to                           Year Ended June 30,
                                                       May 31,     ----------------------------------------------------------------
                                                        2008         2007          2006          2005          2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $   9.94     $   9.91      $  10.07      $  10.13      $  10.36      $  10.14
                                                      -----------------------------------------------------------------------------
Net investment income 2 ..........................        0.31         0.32          0.27          0.20          0.22          0.24
Net realized and unrealized gain (loss) ..........       (0.17)        0.04         (0.15)        (0.05)        (0.23)         0.23
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from investment operations        0.14         0.36          0.12          0.15         (0.01)         0.47
                                                      -----------------------------------------------------------------------------
Dividends from net investment income .............       (0.29)       (0.33)        (0.28)        (0.21)        (0.22)        (0.25)
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $   9.79     $   9.94      $   9.91      $  10.07      $  10.13      $  10.36
                                                      =============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................        1.46% 4      3.62%         1.17%         1.46%        (0.11%)        4.68%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets 5
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding reorganization expenses         1.68% 6      1.66%         1.59%         1.60%         1.56%         1.61%
                                                      =============================================================================
Total expenses ...................................        1.68% 6      1.66%         1.59%         1.60%         1.56%         1.66%
                                                      =============================================================================
Net investment income ............................        3.43% 6      3.24%         2.68%         2.01%         2.12%         2.37%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 89,055     $111,844      $142,083      $179,290      $239,263      $263,066
                                                      =============================================================================
Portfolio turnover of the Portfolio ..............         230% 7       108%           80%           75%          107%          198%
                                                      =============================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
6     Annualized.
7 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            13

Financial Highlights (concluded)                  BlackRock Short-Term Bond Fund


                                                                                         Class R
                                                    -----------------------------------------------------------------------------
                                                     Period                                                              Period
                                                     July 1,                                                           January 3,
                                                     2007 to                           Year Ended June 30,              2003 1 to
                                                     May 31,     --------------------------------------------------     June 30,
                                                      2008         2007          2006          2005          2004         2003
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............   $   9.94     $   9.92      $  10.08      $  10.14      $  10.37      $  10.29
                                                    -----------------------------------------------------------------------------
Net investment income 2 .........................       0.34         0.36          0.32          0.18          0.17          0.18
Net realized and unrealized gain (loss) .........      (0.16)        0.02         (0.16)         0.01         (0.11)         0.08
                                                    -----------------------------------------------------------------------------
Net increase from investment operations .........       0.18         0.38          0.16          0.19          0.06          0.26
                                                    -----------------------------------------------------------------------------
Dividends from net investment income ............      (0.32)       (0.36)        (0.32)        (0.25)        (0.29)        (0.18)
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ..................   $   9.80     $   9.94      $   9.92      $  10.08      $  10.14      $  10.37
                                                    =============================================================================
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ........................       1.80% 3      3.91%         1.58%         1.88%         0.56%         2.55% 3
                                                    =============================================================================
=================================================================================================================================
Ratios to Average Net Assets 4
---------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding reorganization expenses       1.41% 5      1.30%         1.17%         1.19%         1.16%         1.19% 5
                                                    =============================================================================
Total expenses ..................................       1.41% 5      1.30%         1.17%         1.19%         1.16%         1.28% 5
                                                    =============================================================================
Net investment income ...........................       3.70% 5      3.59%         3.15%         2.46%         2.42%         2.74% 5
                                                    =============================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................   $  7,861     $  8,882      $  4,350      $  4,477      $  2,387            -- 6
                                                    =============================================================================
Portfolio turnover of the Portfolio .............        230% 7       108%           80%           75%          107%          198%
                                                    =============================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.
6     Amount is less than $1,000.
7 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


14            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Notes to Financial Statements                     BlackRock Short-Term Bond Fund

1. Significant Accounting Policies:

BlackRock Short-Term Bond Fund (the "Fund"), a series of BlackRock Short-Term Bond Series, Inc. (the "Bond Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all or a portion of its assets in Short-Term Bond Master Portfolio (the "Portfolio"), of Short-Term Bond Master LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at May 31, 2008 was 100%. The Fund and Portfolio recently changed their fiscal year end to May 31. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. Class R Shares are available only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C, Investor C1 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective December 31, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended June 30, 2005 through June 30, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            15

Notes to Financial Statements (continued)         BlackRock Short-Term Bond Fund

and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Bond Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Bond Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Bond Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Service       Distribution
                                                        Fee             Fee
--------------------------------------------------------------------------------
Investor A ........................................    0.25%             --
Investor B ........................................    0.25%           0.65%
Investor C ........................................    0.25%           0.75%
Investor C1 .......................................    0.25%           0.65%
Class R ...........................................    0.25%           0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C, Investor C1, and Class R shareholders.

For the period July 1, 2007 to May 31, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $151,871. These amounts include payments to Hilliard Lyons, which was considered to be an affiliate for a portion of the period.

For the period July 1, 2007 to May 31, 2008, affiliates received contingent deferred sales charges of $34,115, $17,485 and $4,751 relating to transactions in Investor B, Investor C and Investor C1 Shares, respectively.

Furthermore, affiliates received contingent deferred sales charges of $363 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period July 1, 2007 to May 31, 2008, the Fund paid $1,169,736 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period July 1, 2007 to May 31, 2008, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional .................................................      $1,479
Investor A ....................................................      $2,709
Investor B ....................................................      $  622
Investor C ....................................................      $  325
Investor C1 ...................................................      $  890
Class R .......................................................      $   48
--------------------------------------------------------------------------------

Certain officers and/or directors of the Bond Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


16            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Notes to Financial Statements (continued)         BlackRock Short-Term Bond Fund

3. Capital Share Transactions:

Institutional, Investor A, Investor C and Investor C1 Classes have 100,000,000 shares authorized and Investor B and Class R Classes have 200,000,000 shares authorized. Transactions in common stock for each class were as follows:

                                         Period July 1, 2007                   Year Ended                       Year Ended
                                           to May 31, 2008                   June 30, 2007                    June 30, 2006
                                    -----------------------------    -----------------------------    -----------------------------
                                       Shares           Amount          Shares           Amount          Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................       2,200,480     $ 21,894,170       3,882,332     $ 38,889,841       4,589,347     $ 45,878,308
Shares issued to shareholders in
  reinvestment of dividends ....         703,717        6,995,216         778,991        7,804,278         629,194        6,294,006
                                    -----------------------------    -----------------------------    -----------------------------
Total issued ...................       2,904,197       28,889,386       4,661,323       46,694,119       5,218,541       52,172,314
Shares redeemed ................      (4,228,692)     (42,045,899)     (4,998,426)     (50,085,942)     (5,423,759)     (54,309,989)
                                    -----------------------------    -----------------------------    -----------------------------
Net decrease ...................      (1,324,495)    $(13,156,513)       (337,103)    $ (3,391,823)       (205,218)    $ (2,137,675)
                                    =============================    =============================    =============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic
  conversion of shares .........       7,578,148     $ 75,374,297       7,871,739     $ 78,746,999       8,034,020     $ 80,395,661
Shares issued to shareholders in
  reinvestment of dividends ....       1,043,146       10,361,692       1,017,022       10,181,373         720,378        7,200,366
                                    -----------------------------    -----------------------------    -----------------------------
Total issued ...................       8,621,294       85,735,989       8,888,761       88,928,372       8,754,398       87,596,027
Shares redeemed ................      (4,730,910)     (46,987,766)     (7,051,933)     (70,623,994)     (5,202,244)     (52,071,208)
                                    -----------------------------    -----------------------------    -----------------------------
Net increase ...................       3,890,384     $ 38,748,223       1,836,828     $ 18,304,378       3,552,154     $ 35,524,819
                                    =============================    =============================    =============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................         302,027     $  2,997,999         382,971     $  3,826,348         764,008     $  7,626,851
Shares issued to shareholders in
  reinvestment of dividends ....          79,414          787,241         115,734        1,156,044         138,454        1,381,959
                                    -----------------------------    -----------------------------    -----------------------------
Total issued ...................         381,441        3,785,240         498,705        4,982,392         902,462        9,008,810
Shares redeemed and automatic
  conversion of shares .........      (1,243,283)     (12,326,202)     (2,341,683)     (23,393,256)     (4,432,931)     (44,271,486)
                                    -----------------------------    -----------------------------    -----------------------------
Net decrease ...................        (861,842)    $ (8,540,962)     (1,842,978)    $(18,410,864)     (3,530,469)    $(35,262,676)
                                    =============================    =============================    =============================

                                         Period July 1, 2007             Period October 2, 2006*
                                           to May 31, 2008                  to June 30, 2007
                                    -----------------------------    -----------------------------
                                       Shares           Amount          Shares           Amount
--------------------------------------------------------------------------------------------------
Investor C
--------------------------------------------------------------------------------------------------
Shares sold ....................       3,373,151     $ 33,495,381       2,588,797     $ 25,893,412
Shares issued to shareholders in
  reinvestment of dividends ....          80,345          796,156          22,869          228,442
                                    -----------------------------    -----------------------------
Total issued ...................       3,453,496       34,291,537       2,611,666       26,121,854
Shares redeemed ................      (1,044,224)     (10,343,943)       (208,926)      (2,088,810)
                                    -----------------------------    -----------------------------
Net increase ...................       2,409,272     $ 23,947,594       2,402,740     $ 24,033,044
                                    =============================    =============================

*     Commencement of operations


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            17

Notes to Financial Statements (concluded)         BlackRock Short-Term Bond Fund

                                         Period July 1, 2007                   Year Ended                       Year Ended
                                           to May 31, 2008                   June 30, 2007                    June 30, 2006
                                    -----------------------------    -----------------------------    -----------------------------
                                       Shares           Amount          Shares           Amount          Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................         108,201     $  1,072,933       1,095,000     $ 10,911,973       4,003,186     $ 39,947,150
Shares issued to shareholders in
  reinvestment of dividends ....         231,364        2,293,336         322,310        3,219,362         318,879        3,180,745
                                    -----------------------------    -----------------------------    -----------------------------
Total issued ...................         339,565        3,366,269       1,417,310       14,131,335       4,322,065       43,127,895
Shares redeemed ................      (2,500,710)     (24,790,133)     (4,497,738)     (44,899,591)     (7,784,003)     (77,684,767)
                                    -----------------------------    -----------------------------    -----------------------------
Net decrease ...................      (2,161,145)    $(21,423,864)     (3,080,428)    $(30,768,256)     (3,461,938)    $(34,556,872)
                                    =============================    =============================    =============================
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................         375,902     $  3,736,020         788,722     $  7,885,609         340,042     $  3,397,077
Shares issued to shareholders in
  reinvestment of dividends ....          28,293          280,682          26,378          263,698          14,555          145,278
                                    -----------------------------    -----------------------------    -----------------------------
Total issued ...................         404,195        4,016,702         815,100        8,149,307         354,597        3,542,355
Shares redeemed ................        (495,118)      (4,928,049)       (360,498)      (3,607,622)       (360,251)      (3,595,553)
                                    -----------------------------    -----------------------------    -----------------------------
Net increase (decrease) ........         (90,923)    $   (911,347)        454,602     $  4,541,685          (5,654)    $    (53,198)
                                    =============================    =============================    =============================

4. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $6,549,324 has been reclassified between paid-in capital in excess of par and accumulated net realized losses allocated from the Portfolio, and $47,713 has been reclassified between undistributed net investment income and net realized losses allocated from the Portfolio as a result of permanent differences attributable to the expiration of capital loss carryforwards, foreign currency transactions, swap agreements and accounting for paydowns. These reclassifications have no effect on net assets or net asset values per share.

The tax character of distributions paid during the period July 1, 2007 to May 31, 2008 and the years ended June 30, 2007 and June 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                       5/31/2008       6/30/2007       6/30/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................   $23,931,545     $25,707,205     $22,712,664
                                     -------------------------------------------
Total taxable distributions ......   $23,931,545     $25,707,205     $22,712,664
                                     ===========================================

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Net ordinary income .........................................    $  1,422,349
                                                                 ------------
Capital loss carryforward ...................................     (20,881,500)*
Net unrealized losses .......................................     (17,484,876)**
                                                                 ------------
Total accumulated net losses ................................    $(36,944,027)
                                                                 ============

* On May 31, 2008, the Fund had a capital loss carryforward of $20,881,500, of which $1,140,537 expires in 2009, $971,617 expires in 2011, $1,630,307 expires in 2012, $6,250,370 expires in 2013, $2,851,962 expires in 2014,
      $4,506,787 expires in 2015 and $3,529,920 expires in 2016. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain futures contracts.


18            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Report of Independent Registered Public Accounting Firm
                                                  BlackRock Short-Term Bond Fund

To the Board of Directors and Shareholders of BlackRock Short-Term Bond Series, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Short-Term Bond Series, Inc. (the "Fund"), comprising BlackRock Short-Term Bond Fund as of May 31, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period July 1, 2007 to May 31, 2008 and for the year ended June 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the Fund for the year ended June 30, 2006 and the financial highlights for each of the four years in the period ended June 30, 2006 were audited by other auditors whose report, dated August 9, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. as of May 31, 2008, the results of its operations, changes in its net assets, and the financial highlights for the period July 1, 2007 to May 31, 2008 and the year ended June 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 28, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid monthly by BlackRock Short-Term Bond Fund for the period ended May 31, 2008:

================================================================================
               Interest-Related Dividends for Non-U.S. Residents*
================================================================================
Month(s) Paid:  July 2007 .............................................   92.28%
                August 2007 - December 2007 ...........................   92.27%
                January 2008 - May 2008 ...............................   78.83%
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            19

Portfolio Information May 31, 2008              Short-Term Bond Master Portfolio

                                                                      Percent of
Asset Mix                                                  Long-Term Investments
--------------------------------------------------------------------------------
Non-Government Agency Mortgage-Backed Securities ........................   42%
Asset-Backed Securities .................................................   26
Government Agency Mortgage-Backed Securities ............................   13
Corporate Bonds .........................................................   16
Government Agency Mortgage-Backed Obligations --
  Collateralized Mortgage Obligations ...................................    3
Capital Trusts ..........................................................   -- 1
--------------------------------------------------------------------------------
1     Amount is less than 1%.


20            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Schedule of Investments May 31, 2008
    Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

                                                           Par
Asset-Backed Securities -- 24.8%                          (000)        Value
===============================================================================
ACE Securities Corp. Series 2006-FM2 Class A2A,
  2.443%, 8/25/36 (a)                                  $ 4,556      $ 4,329,011
AEP Texas Central Transition Funding Series 2006-A
  Class A2, 4.98%, 7/01/15                               6,425        6,493,974
Aegis Asset Backed Securities Trust Series 2006-1
  Class A1, 2.473%, 1/25/37 (a)                          2,956        2,860,424
Ameriquest Mortgage Securities, Inc. Series
  2004-FR1 Class A5, 4.455%, 5/25/34 (a)                 8,382        8,018,460
Asset Backed Funding Certificates Series
  2006-OPT2 Class A3A, 2.453%, 10/25/36 (a)              2,433        2,347,128
Bank of America Credit Card Trust Series 2007-A7
  Class A7, 2.514%, 8/15/12 (a)                          5,350        5,289,108
Capital Auto Receivables Asset Trust Series 2004-2
  Class D, 5.82%, 5/15/12                                1,250        1,245,037
Chase Manhattan Auto Owner Trust Series 2005-A
  Class A3, 3.87%, 6/15/09                                 729          729,456
Citibank Credit Card Issuance Trust Series 2006-A2
  Class A2, 4.85%, 2/10/11                               6,900        6,951,982
Citigroup Mortgage Loan Trust, Inc. Series
  2007-AHL3 Class A3A, 2.453%, 5/25/37 (a)               7,790        7,228,726
Countrywide Asset Backed Certificates (a):
    Series 2004-13 Class AF3, 3.989%, 2/25/31              662          657,640
    Series 2006-20 Class 2A1, 2.443%, 4/25/37            2,598        2,514,927
DaimlerChrysler Auto Trust Series 2006-C Class A3,
  5.02%, 7/08/10                                         5,443        5,475,046
First Horizon Asset Backed Securities Trust
  Series 2004-HE4 Class A2, 4.07%, 7/25/19               2,657        2,556,558
Ford Credit Auto Owner Trust:
    Series 2005-A Class A4, 3.72%, 10/15/09              2,444        2,444,334
    Series 2005-B Class A4, 4.38%, 1/15/10               2,990        2,990,440
    Series 2005-C Class A3, 4.30%, 8/15/09                 621          621,201
    Series 2008-A Class A3A, 3.96%, 4/15/12              7,825        7,738,188
Fremont Home Loan Trust Series 2005-E Class 2A2,
  2.563%, 1/25/36 (a)                                      312          308,967
GCO Slims Trust Series 2006-1A Class NOTE,
  5.72%, 3/01/22                                         4,520        4,067,898
GSAA Trust Series 2004-10 Class AF2, 4.22%,
  8/25/34 (a)                                            1,339        1,231,236
GSAMP Trust Series 2005-AHL Class A3, 2.733%,
  4/25/35 (a)                                            2,029        1,907,930
HSI Asset Securitization Corp. Trust Series
  2006-HE1 Class 2A1, 2.443%, 10/25/36 (a)               3,195        3,046,669
Honda Auto Receivables Owner Trust:
    Series 2006-1 Class A3, 5.07%, 2/18/10               1,246        1,252,068
    Series 2006-3 Class A3, 5.12%, 10/15/10              5,024        5,063,532
JPMorgan Mortgage Acquisition Corp. Series
  2007-CH5 Class A2, 2.443%, 6/25/37 (a)                 6,624        6,291,763
Morgan Stanley ABS Capital I (a):
    Series 2007-HE2 Class A2A, 2.453%, 1/25/37           3,214        3,034,561
    Series 2007-HE6 Class A1, 2.453%, 5/25/37            5,422        5,084,308
National Collegiate Student Loan Trust (b):
    Series 2005-2 Class AIO, 7.73%, 3/25/12             16,400        2,121,340
    Series 2005-GT1 Class AIO, 6.75%, 12/25/09          33,293        3,462,443
Popular ABS Mortgage Pass-Through Trust Series
  2005-1 Class AF3, 4.142%, 5/25/35 (a)                    940          925,814
Residential Asset Mortgage Products, Inc.
  Series 2003-RZ3 Class A6, 3.40%, 3/25/33               5,190        4,501,839
SLM Student Loan Trust (a):
    Series 2002-1 Class A2, 3.03%, 4/25/17               2,781        2,769,150
    Series 2002-4 Class A4, 2.94%, 3/15/17               4,483        4,458,692
    Series 2005-8 Class A2, 3.01%, 7/25/22               5,750        5,698,916
    Series 2008-5 Class A2, 4.0%, 10/25/16               8,775        8,801,676
    Series 2008-5 Class A3, 4.197%, 1/25/18              8,775        8,817,032
Securitized Asset Backed Receivables LLC Trust
  Series 2007-NC2 Class A2A, 2.433%, 1/25/37 (a)         3,228        3,024,043
Soundview Home Equity Loan Trust :
    Series 2003-2 Class A2, 3.043%, 11/25/33 (a)         5,707        4,764,218
    Series 2007-OPT3 Class 2A1, 2.453%,
      8/25/37 (a)                                        3,549        3,365,895
USAA Auto Owner Trust Series 2006-1 Class A3,
  5.01%, 9/15/10                                         3,119        3,135,706
WFS Financial Owner Trust Series 2004-4 Class A4,
  3.44%, 5/17/12                                         7,484        7,473,157
Wells Fargo Home Equity Trust Series 2007-2
  Class A1, 2.483%, 4/25/37 (a)                          4,659        4,466,171
-------------------------------------------------------------------------------
Total Asset-Backed Securities                                       169,566,664
===============================================================================

===============================================================================
Government Agency Mortgage-Backed
Securities -- 12.3%
===============================================================================
Fannie Mae Guaranteed Pass Through Certificates:
    4.208%, 3/01/34 (a)                                  1,677        1,675,047
    4.642%, 2/01/35 (a)                                  1,834        1,851,009
    5.41%, 5/01/37 (a)                                   4,578        4,668,233
    5.50%, 11/01/17 -- 12/01/17                         11,032       11,221,568
    6.50%, 8/01/32 --8/1/34 (c)                         30,547       31,527,482
    7.50%, 9/01/35                                       2,847        3,065,653
    8.00%, 7/01/27 -- 11/01/32                           2,584        2,792,371
Freddie Mac Mortgage Participation Certificates (a):
    4.425%, 4/01/35                                      2,061        2,061,622
    4.633%, 4/01/35                                      4,927        4,983,601
    5.795%, 11/01/36                                     4,213        4,310,062
    6.036%, 11/01/36                                    12,523       12,832,641
Ginnie Mae MBS Certificates 4.75%, 11/20/34 (a)          2,971        2,985,780
-------------------------------------------------------------------------------
Total Government Agency
Mortgage-Backed Securities                                           83,975,069
===============================================================================

===============================================================================
Government Agency Mortgage-Backed
Obligations -- Collateralized Mortgage
Obligations -- 2.3%
===============================================================================
Fannie Mae Trust:
    Series 360 Class 2, 5%, 8/01/35 (b)                 14,911        3,748,853
    Series 377 Class 2, 5%, 10/01/36 (b)                 5,857        1,503,892
    Series 2003-17 Class QR, 4.50%, 11/25/25             1,903        1,904,684
    Series 2003-67 Class GL, 3%, 1/25/25                 1,204        1,200,419
    Series 2006-M2 Class A1A, 4.855%,
      8/25/16 (a)                                        3,381        3,458,060
    Series 2007-22 Class SD, 4.008%,
      3/25/37 (a)(b)                                    13,311        1,116,633
Freddie Mac Multiclass Certificates:
    Series 2673 Class ML, 4%, 12/15/22                   1,027        1,025,736
    Series 3249 Class SM, 4.136%,
      12/15/36 (a)(b)                                    8,597          767,722
    Series 3439 Class SB, 4.286%, 4/15/38 (a)(b)         9,930          944,417
-------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed
Obligations -- Collateralized Mortgage Obligations                   15,670,416
===============================================================================

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            21

    Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Government Agency                                      Par
Mortgage-Backed Securities --39.4%                        (000)        Value
===============================================================================
Collateralized Mortgage Obligations -- 25.7%
American Home Mortgage Assets Series 2006-6
  Class A1A, 2.583%, 12/25/46 (a)                      $ 8,096      $ 6,338,563
American Home Mortgage Investment Trust
  Series 2006-3 Class 11A1, 2.573%, 12/25/46 (a)         8,029        6,272,520
Banc of America Funding Corp. Series 2006-I
  Class 1A1, 4.592%, 12/20/36 (a)                        5,866        5,490,137
Banc of America Mortgage Securities Inc.:
    Series 2003-J Class 2A1, 4.082%,
      11/25/33 (a)                                       2,816        2,744,602
    Series 2006-B Class 3A1, 6.143%,
      10/20/46 (a)                                       5,173        4,774,854
BlackRock Capital Finance LP Series 1997-R2
  Class AP, 10.809%, 12/25/35 (a)(d)(e)                     58           58,018
Countrywide Alternative Loan Trust Series 2005-56
  Class 1A1, 3.123%, 11/25/35 (a)                        5,158        4,201,433
Countrywide Home Loan Mortgage Pass-Through
  Trust Series 2005-HYB8 Class 2A1, 5.197%,
  12/20/35 (a)                                           3,850        3,388,140
Deutsche Alt-A Securities, Inc. Alternative Loan Trust
  Series 2006-AF1 Class A1, 2.473%, 4/25/36 (a)          1,162        1,085,503
GMAC Mortgage Corp. Loan Trust Series 2003-J10
  Class A1, 4.75%, 1/25/19                               8,218        7,934,959
GSR Mortgage Loan Trust Series 2005-AR1
  Class 2A1, 4.917%, 1/25/35 (a)                         8,480        7,987,136
GSR Mortgage Loan Trust Series 2007-AR1
  Class 2A1, 5.997%, 3/25/37 (a)                         6,351        6,160,644
Harborview Mortgage Loan Trust (a):
    Series 2006-11 Class A1A, 2.668%, 12/19/36           3,836        2,876,856
    Series 2006-12 Class 2A2B, 2.748%, 1/19/38           4,768        3,019,239
Homebanc Mortgage Trust Series 2005-3 Class A1,
  2.633%, 7/25/35 (a)                                    7,320        6,695,260
Indymac Index Mortgage Loan Trust Series
  2006-AR41 Class A3, 2.573%, 2/25/37 (a)                3,276        2,358,871
JPMorgan Mortgage Trust Series 2007-A1 Class 2A1,
  4.744%, 7/25/35 (a)                                    6,497        6,470,863
Luminent Mortgage Trust Series 2006-7 Class 1A1,
  2.573%, 5/25/36 (a)                                    4,054        2,839,114
Ocwen Residential MBS Corp. Series 1998-R2
  Class AP, 9.254%, 11/25/34 (a)                           143           93,190
Permanent Financing Plc (a):
    Series 5 Class 3A, 3.15%, 6/10/34                    7,100        7,031,890
    Series 8 Class 2A, 3.06%, 6/10/14                    5,215        5,214,286
Permanent Master Issue Plc Series 2007-1
  Class 2A1, 2.763%, 1/15/16 (a)                         4,785        4,653,460
Residential Accredit Loans, Inc. Series 2006-QA9
  Class A1, 2.573%, 11/25/36 (a)                         3,855        2,782,443
Residential Asset Securitization Trust Series
  2005-A5 Class A12, 2.693%, 5/25/35 (a)                 3,129        2,888,946
Salomon Brothers Mortgage Securities VI, Inc.
  Series 1986-1 Class A, 6%, 12/25/11                       10            9,884
Structured Mortgage Asset Residential Trust Series
  1991-1 Class H, 8.25%, 6/25/22                             5            5,334
SunTrust Adjustable Rate Mortgage Loan Trust Series
  2007-2 Class 3A3, 5.716%, 4/25/37 (a)                  6,123        5,700,297
Thornburg Mortgage Securities Trust Series 2005-4
  Class A4, 2.593%, 12/25/45 (a)                         5,162        5,113,640
WaMu Mortgage Pass-Through Certificates (a):
    Series 2000-1 Class B1, 5.448%, 1/25/40                  4            1,466
    Series 2004-AR3 Class A1, 3.918%, 6/25/34           13,444       13,304,907
    Series 2005-AR12 Class 1A6,
      4.833%, 10/25/35                                   7,175        6,804,762
    Series 2006-AR12 Class 1A4,
      6.069%, 10/25/36                                   6,271        6,118,557
    Series 2007-HY3 Class 4A1, 5.349%, 3/25/37           7,262        6,974,476
Walsh Acceptance Series 1997-2 Class A, 4.393%,
  3/01/27 (a)                                               40            5,057
Wells Fargo Mortgage Backed Securities Trust:
    Series 2004-3 Class A1, 4.75%, 4/25/19               7,781        7,518,323
    Series 2006-AR8 Class 2A1, 5.241%,
      4/25/36 (a)                                        7,678        7,360,163
    Series 2006-AR10 Class 2A1,
      5.65%, 7/25/36 (a)                                 5,809        5,635,052
    Series 2007-8 Class 2A7, 6%, 7/25/37                 7,778        7,740,754
                                                                   ------------
                                                                    175,653,599
-------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities -- 13.7%
Banc of America Commercial Mortgage, Inc. Series
  2000-1 Class A2A, 7.333%, 11/15/31 (a)(e)              3,426        3,511,074
CS First Boston Mortgage Securities Corp.:
    Series 1999-C1 Class A2, 7.29%, 9/15/41              3,668        3,761,302
    Series 2002-CKS4 Class A1,
      4.485%, 11/15/36                                   2,639        2,622,992
    Series 2003-CPN1 Class ASP, 1.376%,
      3/15/35 (a)(b)                                    62,178        1,411,119
    Series 2004-C3 Class A2, 3.913%, 7/15/36             1,815        1,809,219
Chase Commercial Mortgage Securities Corp.
  Series 1999-2 Class A2, 7.198%, 1/15/32                3,665        3,774,023
Chase Manhattan Bank-First Union National Bank
  Series 1999-1 Class A2, 7.439%, 8/15/31 (a)            4,111        4,217,593
Citigroup Commercial Mortgage Trust Series
  2007-C6 Class A4, 5.70%, 12/10/49 (a)                  7,600        7,456,738
Commercial Mortgage Acceptance Corp. Series
  1999-C1 Class A2, 7.03%, 6/15/31                       3,226        3,277,496
GE Capital Mall Finance Corp. Series 1998-1A
  Class A2, 6.32%, 9/13/28                               4,955        4,974,494
GMAC Commercial Mortgage Securities, Inc.:
    Series 1998-C2 Class A2, 6.42%, 5/15/35              2,884        2,881,412
    Series 1999-C1 Class A2, 6.175%, 5/15/33 (a)         3,310        3,329,505
Greenwich Capital Commercial Funding Corp. Series
  2002-C1 Class XP, 1.978%, 1/11/35 (a)(b)              37,280        1,045,720
JPMorgan Chase Commercial Mortgage
  Securities Corp.:
    Series 2001-CIBC Class A3, 6.26%, 3/15/33           12,127       12,489,410
    Series 2007-CB20 Class A4, 5.794%,
      2/12/51 (a)                                        4,030        3,990,800
LB Commercial Conduit Mortgage Trust Series
  1999-C1 Class A2, 6.78%, 6/15/31                      12,986       13,162,958
LB-UBS Commercial Mortgage Trust:
    Series 2002-C4 Class XCP, 1.393%,
      10/15/35 (a)(b)                                   65,292        1,116,247
    Series 2004-C4 Class A2, 4.567%,
      6/15/29 (a)                                        6,635        6,641,464
    Series 2004-C7 Class A1, 3.625%, 10/15/29            2,854        2,838,631

See Notes to Financial Statements.


22            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

    Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Government Agency                                      Par
Mortgage-Backed Securities (concluded)                    (000)        Value
===============================================================================
Commercial Mortgage-Backed
Securities (concluded)
TIAA Retail Commercial Trust Series 2007-C4
  Class A1, 5.697%, 8/15/39 (a)                        $ 6,133      $ 6,201,529
Wachovia Bank Commercial Mortgage Trust Series
  2006-C25 Class A4, 5.742%, 5/15/43 (a)                 3,625        3,641,779
                                                                   ------------
                                                                     94,155,505
-------------------------------------------------------------------------------
Total Non-Government Agency
Mortgage-Backed Securities                                          269,809,104
===============================================================================

===============================================================================
Corporate Bonds -- 14.7%
===============================================================================
Airlines -- 0.1%
American Airlines, Inc. Series 2003-1,
  3.857%, 1/09/12                                          539          508,905
-------------------------------------------------------------------------------
Automobiles -- 0.3%
DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08         2,000        2,000,000
-------------------------------------------------------------------------------
Capital Markets -- 1.5%
Deutsche Bank AG, 5.375%, 10/12/12                       1,790        1,823,358
Lehman Brothers Holdings, Inc.:
    3.50%, 8/07/08                                       1,535        1,530,836
    2.778%, 5/25/10 (a)                                  1,605        1,508,233
Morgan Stanley, 5.625%, 1/09/12                          5,043        4,984,779
                                                                   ------------
                                                                      9,847,206
-------------------------------------------------------------------------------
Commercial Banks -- 0.2%
Wachovia Corp., 6.15%, 3/15/09                           1,500        1,515,662
-------------------------------------------------------------------------------
Communications Equipment -- 0.1%
Cisco Systems, Inc., 2.738%, 2/20/09 (a)                   955          954,574
-------------------------------------------------------------------------------
Consumer Finance -- 0.8%
HSBC Finance Corp., 4.125%, 12/15/08                     3,500        3,502,107
SLM Corp. Series A, 4%, 1/15/09                          2,055        2,023,246
                                                                   ------------
                                                                      5,525,353
-------------------------------------------------------------------------------
Diversified Financial Services -- 3.1%
Citigroup, Inc., 5.30%, 10/17/12                         5,850        5,785,545
General Electric Capital Corp.:
    3.003%, 11/01/12 (a)(e)                             10,350       10,000,760
    Series A, 3.75%, 12/15/09                            2,700        2,699,854
JPMorgan Chase & Co., 4.75%, 5/01/13                     3,000        2,944,659
                                                                   ------------
                                                                     21,430,818
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 1.7%
AT&T Inc.:
    4.125%, 9/15/09                                      1,810        1,812,482
    4.95%, 1/15/13                                       3,250        3,240,162
Deutsche Telekom International Finance BV,
  3.875%, 7/22/08                                        2,500        2,499,700
Qwest Corp., 6.05%, 6/15/13 (a)                            250          242,500
Telecom Italia Capital SA, 4%, 11/15/08                  2,250        2,242,413
Telefonica Emisiones SAU, 5.984%, 6/20/11                1,275        1,290,157
                                                                   ------------
                                                                     11,327,414
-------------------------------------------------------------------------------
Electric Utilities -- 0.1%
Xcel Energy, Inc., 3.40%, 7/01/08                          685          684,658
-------------------------------------------------------------------------------
Food Products -- 0.2%
Kraft Foods, Inc., 5.625%, 8/11/10                       1,115        1,131,437
-------------------------------------------------------------------------------
Gas Utilities -- 0.0%
Transcontinental Gas Pipe Line Corp. Series B,
  8.875%, 7/15/12                                          180          199,350
-------------------------------------------------------------------------------
Insurance -- 0.9%
Metropolitan Life Global Funding I, 5.125%,
  4/10/13 (f)                                            3,715        3,659,379
ZFS Finance (USA) Trust I, 6.15%, 12/15/65 (a)(f)        1,125        1,025,488
ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(f)       1,900        1,728,468
                                                                   ------------
                                                                      6,413,335
-------------------------------------------------------------------------------
Media -- 0.8%
British Sky Broadcasting Plc, 8.20%, 7/15/09             2,825        2,926,494
Comcast Corp., 3.01%, 7/14/09 (a)                        1,470        1,457,467
News America, Inc., 6.75%, 1/09/38                       1,220        1,272,038
                                                                   ------------
                                                                      5,655,999
-------------------------------------------------------------------------------
Multi-Utilities -- 1.6%
CenterPoint Energy Transition Bond Co. LLC
  Series A-2, 4.97%, 8/01/14                             6,350        6,439,535
Dominion Resources, Inc. Series D,
  5.125%, 12/15/09                                       2,000        2,022,386
Energy East Corp., 6.75%, 6/15/12                        2,650        2,758,245
                                                                   ------------
                                                                     11,220,166
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.8%
Anadarko Petroleum Corp., 3.20%, 9/15/09 (a)             2,475        2,450,750
Conoco Funding Co., 6.35%, 10/15/11                      6,775        7,147,069
XTO Energy, Inc., 4.625%, 6/15/13                        3,015        2,919,057
                                                                   ------------
                                                                     12,516,876
-------------------------------------------------------------------------------
Pharmaceuticals -- 0.5%
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13            3,505        3,491,187
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.6%
Nationwide Health Properties, Inc.:
    7.60%, 11/20/28                                      1,400        1,537,404
    6.59%, 7/07/38                                       1,400        1,461,250
Rouse Co. LP, 3.625%, 3/15/09                              815          777,919
                                                                   ------------
                                                                      3,776,573
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
Vodafone Group Plc, 2.918%, 2/27/12 (a)                  2,525        2,388,390
-------------------------------------------------------------------------------
Total Corporate Bonds                                               100,587,903
===============================================================================

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            23

    Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

                                                           Par
Capital Trusts -- 0.3%                                    (000)        Value
===============================================================================
Capital Markets -- 0.3%
Credit Suisse Guernsey Ltd. Series 1,
  3.366% (a)(g)                                          $ 285        $ 212,773
Goldman Sachs Capital III Series F, 3.452% (a)(g)        3,180        2,240,628
-------------------------------------------------------------------------------
Total Capital Trusts                                                  2,453,401
-------------------------------------------------------------------------------
Total Long-Term Investments
(Cost -- $657,627,597) -- 93.8%                                     642,062,557
===============================================================================

===============================================================================
Short-Term Securities
===============================================================================
Time Deposits -- 4.8%
Brown Brothers Harriman & Co.,
  1.46%, 6/02/08                                        32,580       32,579,825
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $32,579,825) -- 4.8%                                        32,579,825
===============================================================================

===============================================================================
Options Purchased                                    Contracts
===============================================================================
Call Options Purchased
Swaptions
Receive a fixed rate of 5.36% and pay a floating rate
  based on 3-month LIBOR, expiring February 2011,
  Broker Credit Suisse First Boston                         34 (h)    1,472,019
Receive a fixed rate of 5.705% and pay a floating
  rate based on 3-month LIBOR, expiring May 2012,
  Broker Deutsche Bank AG,                                  33 (h)    2,017,830
                                                                   ------------
                                                                      3,489,849
===============================================================================
Index Future
Euro-Dollar Future, expiring September 2008
  at $97.375                                               163 (i)       41,769
===============================================================================

===============================================================================
Options Purchased (concluded)                    Contracts (h)            Value
===============================================================================
Put Options Purchased
Swaptions
Pay a fixed rate of 5.36% and receive a floating rate
  based on 3-month LIBOR, expiring February 2011,
  Broker Credit Suisse First Boston                         34      $ 1,714,040
Pay a fixed rate of 5.705% and receive a floating
  rate based on 3-month LIBOR, expiring May 2012,
  Broker Deutsche Bank AG                                   33        1,312,296
                                                                   ------------
                                                                      3,026,336
-------------------------------------------------------------------------------
Total Options Purchased
(Cost -- $6,335,121) -- 0.9%                                          6,557,954
===============================================================================
Total Investments before TBA Sale Commitments
and Options Written (Cost -- $696,542,543*) -- 99.5%                681,200,336
===============================================================================

===============================================================================
                                                           Par
TBA Sale Commitments                                      (000)
===============================================================================
Fannie Mae Guaranteed Pass Through
  Certificates, 6.5%, 8/01/32 - 8/01/34 (c)            $30,500      (31,474,292)
-------------------------------------------------------------------------------
Total TBA Sale Commitments
(Proceeds -- $31,401,494) -- (4.6%)                                 (31,474,292)
===============================================================================

===============================================================================
Options Written                                  Contracts (i)
===============================================================================
Call Options Written
Euro-Dollar Future, expiring September 2008
  at $97.875                                               163           (8,150)
-------------------------------------------------------------------------------
Put Options Written
Euro-Dollar Future, expiring December 2008
  at $96.75                                                 81          (50,119)
-------------------------------------------------------------------------------
Total Options Written
(Premiums Received -- $49,992) -- (0.0%)                                (58,269)
===============================================================================
Total Investments net of TBA Sale
Commitments and Options Written -- 94.9%                            649,667,775

Other Assets in Excess of Liabilities -- 5.1%                        35,050,446
                                                                   ------------
Net Assets -- 100.0%                                               $684,718,221
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments, as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 696,542,543
                                                                  =============
      Gross unrealized appreciation ..........................    $   4,028,620
      Gross unrealized depreciation ..........................      (19,370,827)
                                                                  -------------
      Net unrealized depreciation ............................    $ (15,342,207)
                                                                  =============

(a)   Variable rate security. Rate shown is as of report date.
(b) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(c) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                      Purchase     Sale    Realized     Interest
      Affiliate                         Cost       Cost      Gain        Income
      --------------------------------------------------------------------------
      BlackRock Capital Finance LP
        Series 1997 -- R2 Class AP,
        10.809% due 12/25/35             --      $23,083     $141        $5,958
      --------------------------------------------------------------------------

(e) All or a portion of security, has been pledged as collateral in connection with open financial futures contracts.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to transactions exempt from registration to qualified Institutional Investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)   Security is perpetual in nature and has no stated maturity date.
(h)   One contract represents a notional amount of $1,000,000.
(i)   One contract represents a notional amount of $2,500.

See Notes to Financial Statements.


24            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Schedule of Investments (concluded)             Short-Term Bond Master Portfolio

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

o     Forward foreign currency contracts as of May 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Currency                Currency          Settlement         Appreciation
      Purchased                 Sold               Date           (Depreciation)
      --------------------------------------------------------------------------
      $     1,307,856     EUR     831,125     July 23, 2008       $      18,278
      JPY 844,034,999     $     8,278,172     July 11, 2008            (253,119)
      $     7,955,323     JPY 800,000,000     July 23, 2008             343,742
      --------------------------------------------------------------------------
      Net Unrealized Appreciation                                 $     108,901
                                                                  ==============

o     Swaps contracts outstanding as of May 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
      --------------------------------------------------------------------------
      Bought credit default protection on
      Dow Jones CDX North America Investment
      Grade Index and pay 1.55%

      Broker, Credit Suisse First Boston
        Expires June 2013                                $    3,510   $  13,721

      Pay a fixed rate of 4.96% and receive a
      floating rate based on 3-month USD LIBOR

      Broker, Deutsche Bank Securities A.G. London
        Expires May 2018                                 $   12,400    (116,821)

      Receive a fixed rate of 7.1192% and pay a floating rate based on 6-month AUD Bank Bill Rate

      Broker, Deutsche Bank A.G. London
        Expires October 2012                             AUD 21,555    (410,801)
      --------------------------------------------------------------------------
      Net Unrealized Depreciation                                     $(513,901)
                                                                      ==========

o     Financial futures contracts purchased as of May 31, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                                                               Unrealized
      Number of                                Expiration         Face        Appreciation
      Contracts       Issue       Exchange        Date            Value      (Depreciation)
      -------------------------------------------------------------------------------------
        185     Euro-Schatz
                Future             Eurex       June 2008      $ 30,379,002     $  (427,547)
        120     EuroBobl Future    Eurex       June 2008      $ 20,462,445        (798,288)
        53      Euro Bund
                Future             Eurex       June 2008      $  9,415,222        (411,340)
        7       Euro Dollar
                Future            Chicago      June 2010      $  1,687,634         (13,584)
        7       Euro Dollar
                Future            Chicago      Sept. 2010     $  1,683,959         (12,271)
        7       Euro Dollar
                Future            Chicago      Dec. 2010      $  1,680,459         (11,134)
        2,051   2-Year U.S.
                Treasury Bond     Chicago      Sept. 2008     $431,636,018         355,857
      -------------------------------------------------------------------------------------
      Net Unrealized Depreciation                                              $(1,318,307)
                                                                               ============

o     Financial futures contracts sold as of May 31, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                                                               Unrealized
      Number of                                  Expiration       Face        Appreciation
      Contracts       Issue       Exchange          Date          Value      (Depreciation)
      -------------------------------------------------------------------------------------
        33      Euro Dollar
                Future            Chicago         June 2008       $ 7,953,601   $  (73,443)
        33      Euro Dollar
                Future            Chicago      September 2008     $ 7,950,797      (64,903)
        33      Euro Dollar
                Future            Chicago       December 2008     $ 7,940,172      (53,253)
        42      Euro Dollar
                Future            Chicago        March 2009       $10,076,206      (74,669)
        26      Euro Dollar
                Future            Chicago         June 2009       $ 6,240,656      (26,969)
        26      Euro Dollar
                Future            Chicago      September 2009     $ 6,232,594      (20,406)
        26      Euro Dollar
                Future            Chicago       December 2009     $ 6,223,569      (14,806)
        37      Euro Dollar
                Future            Chicago        March 2010       $ 8,833,721      (29,204)
        11      Euro Dollar
                Future            Chicago        March 2011       $ 2,627,954        6,929
        77      5-Year U.S.
                Treasury Bond     Chicago         June 2008       $ 8,809,513      279,357
        779     10-Year U.S.
                Treasury Bond     Chicago         June 2008       $91,360,107    2,590,873
        10      30-Year U.S.
                Treasury Bond     Chicago         June 2008       $ 1,181,777       37,090
      -------------------------------------------------------------------------------------
      Net Unrealized Appreciation                                               $2,556,596
                                                                                ===========

o     Currency Abbreviations:
      AUD   Australian Dollar
      EUR   Euro
      JPY   Japanese Yen

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            25

Statement of Assets and Liabilities             Short-Term Bond Master Portfolio

May 31, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $696,484,879) ......................................................    $ 681,142,318
Investments at value -- affiliated (cost -- $57,664) .............................................................           58,018
Unrealized appreciation on swaps .................................................................................           13,721
Unrealized appreciation on forward foreign currency contracts ....................................................          362,020
Cash .............................................................................................................               16
Foreign currency at value (cost -- $2,947,749) ...................................................................        3,020,374
Investments sold receivable ......................................................................................      108,291,334
Paydowns receivable ..............................................................................................        4,303,974
Interest receivable ..............................................................................................        3,837,226
Contributions receivable .........................................................................................        1,525,142
Margin variation receivable ......................................................................................           76,197
Prepaid expenses .................................................................................................           18,324
Other assets .....................................................................................................            6,629
                                                                                                                      -------------
Total assets .....................................................................................................      802,655,293
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
TBA sale commitments (proceeds -- $31,401,494) ...................................................................       31,474,292
Cash collateral ..................................................................................................        2,700,000
Unrealized depreciation on swaps .................................................................................          527,622
Swaps payable ....................................................................................................           42,830
Swaps premiums ...................................................................................................          241,855
Options written at value (premium received -- $49,992) ...........................................................           58,269
Unrealized depreciation on forward foreign currency contracts ....................................................          253,119
Investments purchased payable ....................................................................................       82,365,641
Other accrued expenses payable ...................................................................................          139,153
Investment advisory fees payable .................................................................................          125,614
Officer's and Directors' fees payable ............................................................................            3,716
Other affiliates payable .........................................................................................            4,961
                                                                                                                      -------------
Total liabilities ................................................................................................      117,937,072
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $ 684,718,221
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Investor's capital ...............................................................................................    $ 699,247,173
Net unrealized appreciation/depreciation .........................................................................      (14,528,952)
                                                                                                                      -------------
Net assets .......................................................................................................    $ 684,718,221
                                                                                                                      =============

See Notes to Financial Statements.


26            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Statements of Operations                        Short-Term Bond Master Portfolio

                                                                                                         Period
                                                                                                         July 1,
                                                                                                         2007 to        Year Ended
                                                                                                         May 31,         June 30,
                                                                                                          2008             2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest (including $5,958 from affiliates) ......................................................    $ 32,513,239     $ 32,812,868
Dividends ........................................................................................              --           22,961
Securities lending ...............................................................................              --           17,698
                                                                                                      -----------------------------
Total income .....................................................................................      32,513,239       32,853,527
                                                                                                      -----------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ..............................................................................       1,331,430        1,414,905
Accounting services ..............................................................................         233,942          249,940
Custodian ........................................................................................          86,447           78,180
Officer and Directors ............................................................................          32,664           28,918
Professional .....................................................................................          45,878           54,499
Printing .........................................................................................           4,603            3,126
Miscellaneous ....................................................................................          41,495           43,821
                                                                                                      -----------------------------
Total expenses excluding interest expense ........................................................       1,776,459        1,873,389
Interest expense .................................................................................           4,784               --
                                                                                                      -----------------------------
Total expenses ...................................................................................       1,781,243        1,873,389
                                                                                                      -----------------------------
Net investment income ............................................................................      30,731,996       30,980,138
                                                                                                      -----------------------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments (includes gains of $141 and $175 from affiliates) ................................       1,671,231       (5,704,143)
    Futures and swaps ............................................................................      (4,035,864)      (1,836,808)
    Foreign currency .............................................................................         214,397          203,618
    Options written ..............................................................................         779,043          290,320
                                                                                                      -----------------------------
                                                                                                        (1,371,193)      (7,047,013)
                                                                                                      -----------------------------
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................     (10,353,315)       9,731,460
    Futures and swaps ............................................................................       1,058,875         (220,553)
    Foreign currency .............................................................................         300,210         (130,269)
    TBA sale commitments .........................................................................      (1,328,900)              --
    Options written ..............................................................................         133,852         (142,129)
                                                                                                      -----------------------------
                                                                                                       (10,189,278)       9,238,509
                                                                                                      -----------------------------
Total realized and unrealized gain (loss) ........................................................     (11,560,471)       2,191,496
                                                                                                      -----------------------------
Net Increase in Net Assets Resulting from Operations .............................................    $ 19,171,525     $ 33,171,634
                                                                                                      =============================

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            27

Statements of Changes in Net Assets             Short-Term Bond Master Portfolio

                                                                                      Period
                                                                                      July 1,                 Year Ended
                                                                                      2007 to                   June 30,
                                                                                      May 31,       -------------------------------
Increase (Decrease) in Net Assets:                                                     2008              2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ........................................................    $  30,731,996     $  30,980,138     $  27,804,920
Net realized loss ............................................................       (1,371,193)       (7,047,013)       (2,431,805)
Net change in unrealized appreciation/depreciation ...........................      (10,189,278)        9,238,509        (8,404,614)
                                                                                  -------------------------------------------------
Net increase in net assets resulting from operations .........................       19,171,525        33,171,634        16,968,501
                                                                                  -------------------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ..................................................      138,570,800       165,796,615       175,591,581
Fair value of withdrawals ....................................................     (149,724,799)     (201,097,486)     (240,264,379)
                                                                                  -------------------------------------------------
Net decrease in net assets derived from capital transactions .................      (11,153,999)      (35,300,871)      (64,672,798)
                                                                                  -------------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ......................................        8,017,526        (2,129,237)      (47,704,297)
Beginning of period ..........................................................      676,700,695       678,829,932       726,534,229
                                                                                  -------------------------------------------------
End of period ................................................................    $ 684,718,221     $ 676,700,695     $ 678,829,932
                                                                                  =================================================

See Notes to Financial Statements.


28            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Financial Highlights                            Short-Term Bond Master Portfolio

                                              Period
                                              July 1,
                                              2007 to                        Year Ended June 30,
                                              May 31,      ------------------------------------------------------------
                                               2008          2007         2006         2005         2004         2003
=======================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------
Total investment return .................        2.76% 1       5.03%        2.50%        2.80%        1.18%        6.05%
                                             ==========================================================================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
Total expenses excluding interest expense        0.28% 2       0.28%        0.28%        0.28%        0.28%        0.28%
                                             ==========================================================================
Total expenses ..........................        0.28% 2       0.28%        0.28%        0.28%        0.28%        0.28%
                                             ==========================================================================
Net investment income ...................        4.83% 2       4.60%        4.00%        3.34%        3.39%        3.73%
                                             ==========================================================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........    $684,718      $676,701     $678,830     $726,534     $740,024     $739,334
                                             ==========================================================================
Portfolio turnover ......................         230% 3        108%          80%          75%         107%         198%
                                             ==========================================================================

1     Aggregate total investment return.
2     Annualized.
3 Includes TBA transactions, excluding these transactions, the Portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            29

Notes to Financial Statements                   Short-Term Bond Master Portfolio

1. Significant Accounting Policies:

Short-Term Bond Master Portfolio (the "Portfolio") is a series of Short-Term Bond Master LLC (the "Master LLC") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Portfolio recently changed its fiscal year end to May 31.

The following is a summary of significant accounting policies followed by the
Portfolio:

Valuation of Investments: The Portfolio values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Master LLC's Board of Directors (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Portfolio's pricing service, or through brokers. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day. TBA commitments are valued at the current market value of the underlying securities.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Over-the-counter ("OTC") options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates generally will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


30            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Notes to Financial Statements (continued)       Short-Term Bond Master Portfolio

o Forward foreign currency contracts -- The Portfolio may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. Forward foreign currency contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

      A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

o Swap Options -- Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

o Swaps -- The Portfolio may enter into swap agreements, which are OTC contracts in which the Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Portfolio are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any.

      Credit default swaps -- Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

      Interest rate swaps -- Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

Asset-Backed Securities: The Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            31

Notes to Financial Statements (continued)       Short-Term Bond Master Portfolio

The Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company's senior debt securities.

Collateralized Mortgage Obligations: The Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by GNMA, U.S. government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. The markets for CMOs may be more illiquid than those of other securities. Classes of CMOs include interest only ("IOs"), principal only ("POs"), planned amortization classes ("PACs") and targeted amortization classes ("TACs"). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Mortgage-Backed Securities: The Portfolio may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Mortgage Dollar Rolls: The Portfolio may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio.

If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

TBA Commitments: The Portfolio may enter into to-be-announced ("TBA") commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio's other assets.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Portfolio segregate assets in connection with certain investments (e.g., futures) and certain borrowings, the Portfolio will, consistent with certain


32            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Notes to Financial Statements (continued)       Short-Term Bond Master Portfolio

interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio amortizes all premiums and discounts on debt securities.

Income Taxes: The Portfolio is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses or realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Effective December 31, 2007, the Portfolio implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio's financial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio's U.S. federal tax returns remains open for the years ended June 30, 2005 through June 30, 2007. The statutes of limitations on the Portfolio's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee at an annual rate of 0.21% of the average daily value of the Portfolio's net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Portfolio has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            33

Notes to Financial Statements (concluded)       Short-Term Bond Master Portfolio

loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the period July 1, 2007 to May 31, 2008, there were no securities lending fees paid to BIM.

For the period July 1, 2007 to May 31, 2008, the Portfolio reimbursed the Advisor $11,104 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns and TBA transactions) of investments, excluding short-term securities, for the period July 1, 2007 to May 31, 2008 were $1,496,899,335 and $1,577,328,252, respectively.

Transactions in call options written for the period July 1, 2007 to May 31, 2008 were as follows:

--------------------------------------------------------------------------------
                                                        Number of       Premiums
                                                        Contracts*      Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period .........................                12     $ 147,250
Options written ...............................            17,203       253,411
Options expired ...............................           (17,040)     (243,672)
Options exercised .............................               (12)     (147,250)
                                                        ------------------------
Outstanding call options written, end of period               163     $   9,739
                                                        ========================

*     One contract represents a notional amount of $2,500.

Transactions in put options written for the period July 1, 2007 to May 31, 2008 were as follows:

--------------------------------------------------------------------------------
                                                        Number of       Premiums
                                                        Contracts*      Received
--------------------------------------------------------------------------------
Outstanding put options written,
  beginning of period ........................                 12     $ 147,250
Options written ..............................              1,245       428,374
Options expired ..............................             (1,176)     (535,371)
                                                        ------------------------
Outstanding put options written, end of period                 81     $  40,253
                                                        ========================

*     One contract represents a notional amount of $2,500.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pays a commitment fee of 0.06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the period July 1, 2007 to May 31, 2008.


34            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Report of Independent Registered Public Accounting Firm
                                                Short-Term Bond Master Portfolio

To the Board of Directors and Investors of Short-Term Bond Master LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short-Term Bond Master LLC (the "Fund"), comprising Short-Term Bond Master Portfolio as of May 31, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period July 1, 2007 to May 31, 2008 and for the year ended June 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the Fund for the year ended June 30, 2006 and the financial highlights for each of the four years in the period ended June 30, 2006 were audited by other auditors whose report, dated August 9, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and financial intermediaries; where replies were not received from financial intermediaries, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Short-Term Bond Master Portfolio of Short-Term Bond Master LLC as of May 31, 2008, and the results of its operations, changes in its net assets and the financial highlights for the period July 1, 2007 to May 31, 2008 and the year ended June 30, 2007 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 28, 2008


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            35

Officers and Directors

                                                                                               Number of
                        Position(s)     Length of                                              BlackRock-
                        Held with       Time Served                                            Advised Funds
Name, Address           Bond Fund/      as a        Principal Occupation(s)                    and Portfolios
and Year of Birth       Master LLC      Director 2  During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Non-Interested Directors 1
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha       Director        Since 2002  Director, The China Business Group, Inc.   37 Funds        None
40 East 52nd Street                                 (consulting firm) since 1996 and formerly  104 Portfolios
New York, NY 10022                                  Executive Vice President thereof from
1944                                                1996 to 2003; Chairman of the Board,
                                                    Berkshire Holding Corporation since 1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond           Director        Since 2007  Formerly Trustee and Member of the         37 Funds        None
40 East 52nd Street                                 Governance Committee, State Street         104 Portfolios
New York, NY 10022                                  Research Mutual Funds from 1997 to 2005;
1946                                                Formerly Board Member of Governance,
                                                    Audit and Finance Committee, Avaya Inc.
                                                    (computer equipment) from 2003 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton        Director        Since 2007  Managing General Partner, The Burton       37 Funds        Knology, Inc.
40 East 52nd Street                                 Partnership, LP (an investment             104 Portfolios  (telecommunications);
New York, NY 10022                                  partnership) since 1979; Managing General                  Capital Southwest
1944                                                Partner, The South Atlantic Venture Funds                  (financial)
                                                    since 1983; Member of the Investment
                                                    Advisory Council of the Florida State
                                                    Board of Administration from 2001 to
                                                    2007.
------------------------------------------------------------------------------------------------------------------------------------
Honorable               Director        Since 2007  Partner and Head of International          37 Funds        UPS Corporation
Stuart E. Eizenstat                                 Practice, Covington and Burling (law       104 Portfolios  (delivery service)
40 East 52nd Street                                 firm) since 2001; International Advisory
New York, NY 10022                                  Board Member, The Coca Cola Company since
1943                                                2002; Advisory Board Member BT Americas
                                                    (telecommunications) since 2004; Member
                                                    of the Board of Directors, Chicago
                                                    Climate Exchange (environmental) since
                                                    2006; Member of the International
                                                    Advisory Board GML (energy) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot        Director        Since 2005  Professor, Harvard University since 1992.  37 Funds        None
40 East 52nd Street                                                                            104 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez     Chairman of     Since 2007  Formerly Director, Vice Chairman and       37 Funds        ACE Limited
40 East 52nd Street     the Board,                  Chief Financial Officer of USX             104 Portfolios  (insurance company);
New York, NY 10022      Director and                Corporation (energy and steel business)                    Eastman Chemical
1944                    Member of the               from 1991 to 2001.                                         Company (chemical);
                        Audit                                                                                  RTI International
                        Committee                                                                              Metals, Inc.
                                                                                                               (metals); TYCO
                                                                                                               Electronics
                                                                                                               (electronics)
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien         Director        Since 2007  Trustee, Woods Hole Oceanographic          37 Funds        Cabot Corporation
40 East 52nd Street                                 Institute since 2003; Formerly Director,   104 Portfolios  (chemicals); LKQ
New York, NY 10022                                  Allmerica Financial Corporation from 1995                  Corporation (auto
1943                                                to 2003; Formerly Director, ABIOMED from                   parts manufacturing);
                                                    1989 to 2006; Formerly Director,                           TJX Companies, Inc.
                                                    Ameresco, Inc. (energy solutions company)                  (retailer)
                                                    from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------


36            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

                                                                                               Number of
                        Position(s)     Length of                                              BlackRock-
                        Held with       Time Served                                            Advised Funds
Name, Address           Bond Fund/      as a        Principal Occupation(s)                    and Portfolios
and Year of Birth       Master LLC      Director 2  During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Non-Interested Directors 1 (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo     Director        Since 2002  Shareholder, Modrall, Sperling, Roehl,     37 Funds        None
40 East 52nd Street                                 Harris & Sisk, P.A. (law firm) since       104 Portfolios
New York, NY 10022                                  1993; Chairman of the Board, Cooper's
1942                                                Inc. (retail) since 2000; Director of
                                                    ECMC Group (service provider to students,
                                                    schools and lenders) since 2001;
                                                    President Elect, The American Law
                                                    Institute (non-profit), 2007; Formerly
                                                    President, American Bar Association from
                                                    1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid         Director        Since 2007  Self-employed consultant since 2001;       37 Funds        None
40 East 52nd Street                                 Director and Secretary, SCB, Inc.          104 Portfolios
New York, NY 10022                                  (holding company) since 1998; Director
1945                                                and Secretary, SCB Partners, Inc.
                                                    (holding company) since 2000; Formerly
                                                    Director, Covenant House (non-profit)
                                                    from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh          Director        Since 2007  Director, National Museum of Wildlife Art  37 Funds        None
40 East 52nd Street                                 since 2007; Director, Ruckleshaus          104 Portfolios
New York, NY 10022                                  Institute and Haub School of Natural
1941                                                Resources at the University of Wyoming
                                                    since 2006; Director, The American Museum
                                                    of Fly Fishing since 1997; Formerly
                                                    Consultant with Putnam Investments from
                                                    1993 to 2003; Formerly Director, The
                                                    National Audubon Society from 1998 to
                                                    2005.
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss           Chairman of     Since 2007  Managing Director, FGW Associates          37 Funds        Watson
40 East 52nd Street     the Audit                   (consulting and investment company) since  104 Portfolios  Pharmaceutical Inc.
New York, NY 10022      Committee and               1997; Director, Michael J. Fox Foundation
1941                    Director                    for Parkinson's Research since 2000;
                                                    Formerly Director of BTG International
                                                    Plc (a global technology
                                                    commercialization company) from 2001 to
                                                    2007.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West         Director and    Since 2007  Dean Emeritus, New York University's       37 Funds        Bowne & Co., Inc.
40 East 52nd Street     Member of the               Leonard N. Stern School of Business        104 Portfolios  (financial printers);
New York, NY 10022      Audit Committee             Administration since 1995.                                 Vornado Realty Trust
1938                                                                                                           (real estate
                                                                                                               company); Alexander's
                                                                                                               Inc. (real estate
                                                                                                               company)
                        ------------------------------------------------------------------------------------------------------------
                        1     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                        2     Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                              ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund's board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since
                              1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth
                              A. Froot since 2005; Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and
                              Richard R. West since 1978.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            37

                                                                                               Number of
                        Position(s)     Length of                                              BlackRock-
                        Held with       Time Served                                            Advised Funds
Name, Address           Bond Fund/      as a        Principal Occupation(s)                    and Portfolios
and Year of Birth       Master LLC      Director    During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Interested Directors 1
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis        Director        Since 2007  Managing Director, BlackRock, Inc. since   185 Funds       None
40 East 52nd Street                                 2005; Formerly Chief Executive Officer,    295 Portfolios
New York, NY 10022                                  State Street Research & Management
1945                                                Company from 2000 to 2005; Formerly
                                                    Chairman of the Board of Trustees, State
                                                    Street Research Mutual Funds from 2000 to
                                                    2005; Formerly Chairman, SSR Realty from
                                                    2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink        Director        Since 2007  Chairman and Chief Executive Officer of    37 Funds        None
40 East 52nd Street                                 BlackRock, Inc. since its formation in     104 Portfolios
New York, NY 10022                                  1998 and of BlackRock, Inc.'s predecessor
1952                                                entities since 1988 and Chairman of the
                                                    Executive and Management Committees;
                                                    Formerly Managing Director, The First
                                                    Boston Corporation, Member of its
                                                    Management Committee, Co-head of its
                                                    Taxable Fixed Income Division and Head of
                                                    its Mortgage and Real Estate Products
                                                    Group; Chairman of the Board of several
                                                    of BlackRock's alternative investment
                                                    vehicles; Director of several of
                                                    BlackRock's offshore funds; Member of the
                                                    Board of Trustees of New York University,
                                                    Chair of the Financial Affairs Committee
                                                    and a member of the Executive Committee,
                                                    the Ad Hoc Committee on Board Governance,
                                                    and the Committee on Trustees;
                                                    Co-Chairman of the NYU Hospitals Center
                                                    Board of Trustees, Chairman of the
                                                    Development/ Trustee Stewardship
                                                    Committee and Chairman of the Finance
                                                    Committee; Trustee, The Boys' Club of New
                                                    York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay            Director        Since 2007  Consultant, BlackRock, Inc. since 2007;    184 Funds       None
40 East 52nd Street                                 Formerly Managing Director, BlackRock,     294 Portfolios
New York, NY 10022                                  Inc. from 1989 to 2007; Formerly Chief
1947                                                Administrative Officer, BlackRock
                                                    Advisors, LLC from 1998 to 2007; Formerly
                                                    President of BlackRock Funds and
                                                    BlackRock Bond Allocation Target Shares
                                                    from 2005 to 2007 and Treasurer of
                                                    certain closed-end Funds in the BlackRock
                                                    fund complex from 1989 to 2006.
                        ------------------------------------------------------------------------------------------------------------
                        1     Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company Act of 1940, of the Bond Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates.
                              Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


38            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Officers and Directors (concluded)


                        Position(s)
                        Held with
Name, Address           Bond Fund/      Length of
and Year of Birth       Master LLC      Time Served  Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund Officers 1
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke         Fund President  Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street     and Chief                    Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management,
New York, NY 10022      Executive                    L.P. ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer
1960                    Officer                      thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley        Vice            Since 2007   Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of
40 East 52nd Street     President                    BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual Fund Group
New York, NY 10022                                   from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to
1962                                                 2000, most recently as First Vice President and Operating Officer of the
                                                     Mergers and Acquisitions Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews         Chief           Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President
40 East 52nd Street     Financial                    and Line of Business Head of Fund Accounting and Administration at PFPC Inc.
New York, NY 10022      Officer                      from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife             Treasurer       Since 2007   Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                                  Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to 2006; Director
New York, NY 10022                                   of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan       Chief           Since 2007   Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money
40 East 52nd Street     Compliance                   Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director
New York, NY 10022      Officer of                   and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel
1959                    the Fund                     of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
                                                     Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank
                                                     Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff          Secretary       Since 2007   Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                  BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                   Asset Management, L.P. from 1993 to 2006.
1965
                        ------------------------------------------------------------------------------------------------------------
                        1     Officers of the Bond Fund/Master LLC serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                        Further information about the Bond Fund's/Master LLC's Officers and Directors is available in Bond Fund's
                        Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019

--------------------------------------------------------------------------------
We are pleased to announce that, effective July 8, 2008, Curtis Arledge and Thomas F. Musmanno have joined the management team for BlackRock Short-Term Bond Fund's portfolio.

Mr. Arledge is a Managing Director of BlackRock, Inc., a Portfolio Manager and co-head of U.S. Fixed Income within BlackRock's Fixed Income Portfolio Management Group. Prior to joining BlackRock in 2008, Mr Arledge had a 12-year career at Wachovia Corporation, where he held a variety of positions, most recently serving as a Managing Director and Head of Fixed Income Division.

Mr. Musmanno is a Director of BlackRock, Inc. and a Portfolio Manager within BlackRock's Fixed Income Portfolio Management Group. He joined the firm following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. Mr. Musmanno had a 15-year career at MLIM, where he held a variety of positions, most recently serving as a Director and Portfolio Manager in the Derivatives & Structured Products group.
--------------------------------------------------------------------------------


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            39

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


40            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008            41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


42            BLACKROCK SHORT-TERM BOND FUND            MAY 31, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Short-Term Bond Fund of
BlackRock Short-Term Bond Series, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                   #BR-3070-5/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Joe Grills (not reappointed to the Audit Committee, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            Robert S. Salomon, Jr. (term ended, effective November 1, 2007)
            Fred G. Weiss (term began, effective November 1, 2007)
            Richard R. West (term began, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock
Short-Term Bond       $6,800       $6,600            $0            $0             $0          $6,100          $1,049         $1,042
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
Master Portfolio      $34,300      $36,500           $0            $0           $6,100        $9,200            $0             $0
-----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock Short-Term Bond Fund        $288,549          $2,986,459
            --------------------------------------------------------------------
            Short-Term Bond Master Portfolio      $293,600          $2,988,517
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: July 18, 2008